OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of composition of other financial liabilities
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Current
(a) Interest bearing loans	2,243,776	1,421,261
(b) Lease Liability	806,283	414,027
(c) Hedge derivatives	2,734	50,372
(d) Derivative non classified as hedge accounting	2,937	-
Total current	3,055,730	1,885,660

Non-current
(a) Interest bearing loans	5,489,078	5,772,266
(b) Lease Liability	2,314,723	2,758,130
(c) Hedge derivatives	-	22
Total non-current	7,803,801	8,530,418

Schedule of composition of interest bearing loans
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Current
Loans to exporters	151,701	341,475
Bank loans	385,490	16,534
Guaranteed obligations (7)(8)(10)	388,492	237,951
Other guaranteed obligations	435,413	97,730
Subtotal bank loans	1,361,096	693,690
Obligation with the public	108,301	32,061
Financial leases (7)(8)(10)	774,379	594,249
Other loans (4)	-	101,261
Total current	2,243,776	1,421,261
Non-current
Bank loans	139,783	200,721
Guaranteed obligations (7)(8)(10)	930,364	1,919,376
Other guaranteed obligations (5)(9)	1,503,703	482,702
Subtotal bank loans	2,573,850	2,602,799
Obligation with the public (1)(2)(3)	2,075,106	2,032,873
Financial leases (7)(8)(10)	840,122	1,136,594
Total non-current	5,489,078	5,772,266
Total obligations with financial institutions	7,732,854	7,193,527
(1)	On February 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group S.A., has issued on the international market, pursuant to Rule 144-A and Regulation S of the securities laws of the United States of America, unsecured long-term bonds for a nominal amount of US $ 600,000,000 at an annual interest rate of 7.00%. The bonds were placed at an issue price of 99.309% with respect to its even value. The bonds have semiannual interest payments and amortization of all capital at maturity and maturity date on March 1, 2026, unless they will be redeemed early according to their terms. As reported to the market, the issuance and placement was intended to finance general corporate purposes.
(2)	On June 6, 2019, LATAM Airlines Group S.A. has issued in the local market (Santiago Stock Exchange) long-term unsecured bonds called Series E (BLATM-E), which correspond to the first series of bonds charged to the line registered in the Registro de Comisión para el Mercado Financiero (“CMF”) under the number Nº 921 dated November 26, 2018 for a total of UF 9,000,000.

The total amount issued was UF 5,000,000 with an expiration date on April 15, 2029 and a 3.60% annual coupon rate with semiannual interest payments. The placement rate was 2.73%, equivalent to an amount of ThUS$ 215,093.

The funds from the issuance were allocated 50% to the refinancing of liabilities, 30% for the financing of investments and 20% for general corporate purposes.

(3)	On July 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusive property of LATAM Airlines Group SA, issued a re-opening of the LATAM 2026 bond, issued on February 11 of 2019, for US $ 200,000,000. This re-opening had a placement rate of 5.979%.

Simultaneously, dated July 11, 2019, LATAM Airlines Group S.A. announced an offer for the repurchase of up to US $ 300 million of the unsecured LATAM 2020 bond, which was issued on June 9, 2015 for an amount of US $ 500 million at a coupon rate of 7.25% and due in June 2020. Offer repurchase price was 103.8 cents per dollar of nominal amount for the bonds offered until July 24, 2019, after this date and until August 7, 2019, the offered repurchase price was reduced to 100.8 cents for dollar at the expiration of the offer, a total of US $ 238,412,000 of the bonds were redeemed, of which US $ 238,162,000 arrived on or before July 24, 2019 and US $ 250,000 after that date. The net proceeds obtained from the re-opening of the LATAM 2026 bond was used to pay a portion of the public offer of the LATAM 2020 bond. The remainder of the public offer was paid in cash.

On December 17, 2019, LATAM Airlines Group S.A. The repurchase of the remainder (US $ 262 million) of the unsecured bond LATAM2020 ended, which, added to the repurchase of July 11, 2019, ends the entire balance of the bond. The repurchase was carried out through the buy-back mechanism called “Make-Whole,” which is a right of the bond issuer to repurchase the entire outstanding balance of debt based on a price that is calculated using government treasury bonds. of the United States with maturity close to that of the bond and adding a spread. The repurchase price was 102.45 cents per dollar of nominal bond amount.

(4)	On March 16, 2020, the obligations contained in the contract called “Indenture” signed between Guanay Finance Limited (see Note 1), LATAM Airlines Group S.A. expired. and Citibank, N.A. dated November 7, 2013. The bonds securitized with the future flows of credit card sales in the United States and Canada were issued in 2013 for a total of US $ 450 million.
(5)	During March and April 2020, LATAM Airlines Group S.A. it drew down the entire (US $600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The financing expires on March 29, 2022. The line is guaranteed with collateral consisting of airplanes, engines and spare parts. The first withdrawal was on March 27, 2020 with an amount of US $ 504.7 million, the second withdrawal was on April 7, 2020 for US $ 72 million, the third withdrawal was on April 14, 2020 for US $ 11.2 million and the fourth and last withdrawal was on April 21, 2020 of US $ 12.1 million.
(7)	On June 24, 2020, the United States Court for the Southern District of New York approved the motion filed by the Company to reject certain aircraft lease contracts. Rejected contracts include, 17 aircraft financed under the EETC structure with an amount of MUS $ 844.1 and an aircraft financed with a financial lease with an amount of MUS $ 4.5.
(8)	On October 20, 2020, the United States Court for the Southern District of New York approved the motion presented by the Company to reject an aircraft lease contract financed as financial lease in the amount of MUS $ 34.3.
(9)	On October 10, 2020, LATAM Airlines Group S.A. partially drew down (MUS $ 1,150) of the committed credit line of the “DIP” financing. The financing expires on April 10, 2022. The line is guaranteed with collateral consisting of routes, slots, engines and spare parts. After this, transfer, the company still has MUS $ 1,300 available. This line is committed for a total of US $ 2,450 million, of which US $ 750 million are committed by related parties.
(10)	In the year ended December 31, 2020, the Company transferred its interest in 7 special purpose entities. As a result of the above, the classification of financial liabilities associated with 3 aircraft within guaranteed obligations was modified, and classified as financial leases.

Schedule of currency balances of interest bearing loans
	As of	As of
	December 31,	December 31,
	2020	2019
Currency	ThUS$	ThUS$
Brazilian real	300,659	-
Chilean peso (U.F.)	679,983	611,542
US Dollar	6,752,212	6,581,985
Total	7,732,854	7,193,527

Schedule of interest-bearing loans catrgories by installments
					More than	More than	More than					Annual
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	90 days to one year	one to three years	three to five years	More than five years	Total	Nominal value	Amortization	Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.018.000-1	SCOTIABANK	Chile	US$	76,929	-	-	-	-	76,929	74,000	At Expiration	3.08	3.08
97.030.000-7	BANCO ESTADO	Chile	US$	41,543	-	-	-	-	41,543	40,000	At Expiration	3.49	3.49
76.645.030-K	ITAU	Chile	US$	20,685	-	-	-	-	20,685	20,000	At Expiration	4.20	4.20
97.951.000-4	HSBC	Chile	US$	12,545	-	-	-	-	12,545	12,000	At Expiration	4.15	4.15

Bank loans

97.023.000-9	CORP BANCA	Chile	UF	11,631	-	-	-	-	11,631	11,255	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	3,323	2,678	139,459	-	-	145,460	139,459	Quarterly	2.80	2.80
76.362.099-9	BTG	Chile	UF	2,104	68,920	-	-	-	71,024	67,868	At Expiration	3.10	3.10

Obligations with the public

97.030.000-7	BANCO ESTADO	Chile	UF	23,210	26,857	217,555	35,041	429,101	731,764	560,113	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	80,063	76,125	208,250	836,063	828,000	2,028,501	1,500,000	At Expiration	7.16	6.94

Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	50,500	40,889	104,166	107,342	219,666	522,563	474,273	Quarterly / Semiannual	2.95	2.95
0-E	NATIXIS	France	US$	47,918	37,509	84,048	84,487	35,712	289,674	271,129	Quarterly	3.11	3.11
0-E	INVESTEC	England	US$	11,502	9,425	21,042	-	-	41,969	37,870	Semiannual	6.21	6.21
0-E	MUFG	U.S.A.	US$	37,114	28,497	77,881	80,678	194,901	419,071	382,413	Quarterly	2.88	2.88
0-E	SMBC	U.S.A.	US$	131,345	-	-		-	131,345	130,000	At Expiration	1.73	1.73

Other guaranteed obligation

0-E	CREDIT AGRICOLE	France	US$	1,347	275,773	-	-	-	277,120	273,199	At Expiration	1.92	1.92
0-E	MUFG	U.S.A.	US$	87,611	74,852	119,460	19,950	-	301,873	291,519	Quarterly	2.67	2.67
0-E	CITIBANK	U.S.A.	US$	3,405	10,404	603,443	-	-	617,252	600,000	At Expiration	2.27	2.27
0-E	BANK OF UTAH	U.S.A.	US$	-	-	952,990	-	-	952,990	793,003	At Expiration	22.19	13.19

Financial lease

0-E	ING	U.S.A.	US$	5,965	-	-	-	-	5,965	5,965	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	13,889	2,057	2,062	-	-	18,008	17,961	Quarterly	1.99	1.54
0-E	CITIBANK	U.S.A.	US$	79,117	61,983	118,372	46,115	19,118	324,705	312,792	Quarterly	2.58	1.77
0-E	PEFCO	U.S.A.	US$	1,926	-	-	-	-	1,926	1,926	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	14,851	2,343	793	-	-	17,987	17,951	Quarterly	1.81	1.41
0-E	WELLS FARGO	U.S.A.	US$	114,952	104,946	237,945	99,232	-	557,075	541,406	Quarterly	2.43	1.74

97.036.000-K	SANTANDER	Chile	US$	21,551	17,851	26,308	-	-	65,710	65,247	Quarterly	1.30	0.76

0-E	RRPF ENGINE LEASING	England	US$	4,093	3,382	8,826	4,870	-	21,171	18,489	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	4,589	4,763	12,977	755	-	23,084	22,730	Quarterly	1.61	1.01
0-E	BTMU	U.S.A.	US$	11,620	9,647	26,261	770	-	48,298	47,609	Quarterly	1.63	1.03
0-E	US BANK	U.S.A.	US$	60,527	54,611	144,670	86,076	-	345,884	327,419	Quarterly	4.00	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	4,624	12,202	3,153	-		19,979	19,522	Monthly	1.98	1.98
	TOTAL			980,479	925,714	3,109,661	1,401,379	1,726,498	8,143,731	7,077,118
					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	452	497	61	-	-	1,010	943	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	91,672	-	-	-	-	91,672	80,175	Monthly	4.34	4.33
0-E	BANCO DO BRASIL	Brazil	BRL	208,987	-	-	-	-	208,987	199,557	Monthly	3.95	3.95

Financial leases

0-E	NATIXIS	France	US$	31,482	9,276	42,383	-	-	83,141	81,260	Quarterly / Semiannual	4.09	4.09
0-E	WAC AP OU LEASING S.A.	Luxembourg	US$	2,460	2,442	25	-	-	4,927	4,759	Quarterly	2.00	2.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	134,919	-	-	-	-	134,919	144,120	Quarterly	3.07	3.01
0-E	GA TELESIS LLC	U.S.A.	US$	758	1,753	4,675	4,675	7,969	19,830	12,261	Monthly	14.72	14.72

	TOTAL			470,730	13,968	47,144	4,675	7,969	544,486	523,075
					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Lease Liability
-	AIRCRAFT	OTHERS	US$	226,510	679,529	877,438	812,821	889,072	3,485,370	3,026,573	-	-	-
-	OTHER ASSETS	OTHERS	US$	3,403	9,953	6,706	18,271	6,349	44,682	46,520	-	-	-
			UF	2,103	5,836	1,072	1,973	2,485	13,469	11,401	-	-	-
			COP	22	7	14	-	-	43	48	-	-	-
			EUR	156	443	188	-	-	787	772	-	-	-
			PEN	29	15	49	-	-	93	137	-	-	-
			BRL	1,002	3,891	14,414	-	-	19,307	35,555	-	-	-

Trade and other accounts payables
-	OTHERS	OTHERS	US$	330,172	47,781	-	-		377,953	377,953	-	-	-
			CLP	230,997	119,337	-	-		350,334	350,334	-	-	-
			BRL	359,350	5,859	-	-		365,209	365,209	-	-	-
			Other currency	598,619	65,684	-	-		664,303	664,303	-	-	-
Accounts payable to related parties currents
Foreign	Delta Airlines	U.S.A	US$	805	-	-	-		805	805	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	CLP	7	-	-	-		7	7
97.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Chile	CLP	-	-	105,713	-		105,713	105,713
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141
Foreign	Lozuy S.A.	Uruguay	US$	-	-	26,428	-	-	26,428	26,428	-	-	-

	Total			1,753,175	938,335	1,296,304	833,065	897,906	5,718,785	5,276,040

	Total consolidated			3,204,384	1,878,017	4,453,109	2,239,119	2,632,373	14,407,002	12,876,233
				Up to	More than 90 days	More than one to	More than three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters

97.032.000-8	BBVA	Chile	US$	24,387	76,256	-	-	-	100,643	99,000	At Expiration	3.29	3.29
97.003.000-K	BANCO DO BRASIL	Chile	US$	151,489	50,758	-	-	-	202,247	200,000	At Expiration	2.93	2.93
76.100.458-1	HSBC	Chile	US$	12,098	-	-	-	-	12,098	12,000	At Expiration	3.25	3.25
76.100.458-1	BLADEX	Chile	US$	-	29,277	-	-	-	29,277	29,000	At Expiration	2.82	2.82

Bank loans

97.023.000-9	CORP BANCA	Chile	UF	5,336	10,544	-	-	-	15,880	15,615	Quarterly	3.35	3.35
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	484	1,451	63,872	-	-	65,807	62,769	At Expiration	3.10	3.10
0-E	SANTANDER	Spain	US$	1,514	4,809	141,719	-	-	148,042	137,860	Quarterly	3.62	4.61

Obligations with the public

97.030.000-7	BANCO ESTADO	Chile	UF	-	24,702	208,681	32,228	410,774	676,385	518,032	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	28,000	76,125	208,250	884,188	884,000	2,080,563	1,500,000	At Expiration	7.16	6.94

Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	11,657	50,428	124,106	124,167	302,092	612,450	513,941	Quarterly / Semiannual	3.81	3.81
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	31,733	94,096	244,836	237,815	438,659	1,047,139	866,223	Quarterly	4.45	4.45
0-E	CITIBANK	U.S.A.	US$	5,765	17,296	46,120	46,117	42,175	157,473	143,475	Quarterly	3.76	2.68
0-E	NATIXIS	France	US$	13,365	40,159	99,556	86,984	79,724	319,788	282,906	Quarterly	3.82	3.82
0-E	MUFG	U.S.A.	US$	5,552	27,068	73,726	73,914	209,621	389,881	322,660	Quarterly	3.43	3.43
0-E	INVESTEC	England	US$	1,980	11,164	26,153	11,071	-	50,368	44,087	Semiannual	6.35	6.35

Other guaranteed obligation

0-E	CREDIT AGRICOLE	France	US$	2,326	6,740	260,259	-	-	269,325	253,692	At Expiration	3.74	3.74
0-E	MUFG	U.S.A.	US$	26,607	78,955	198,783	46,131	-	350,476	328,023	Quarterly	3.54	3.54

Financial lease

0-E	ING	U.S.A.	US$	4,025	8,108	-	-	-	12,133	11,806	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	4,994	15,026	6,671	-	-	26,691	26,091	Quarterly	3.15	2.52
0-E	CITIBANK	U.S.A.	US$	19,412	56,148	117,881	16,653	-	210,094	200,907	Quarterly	3.39	2.80
0-E	PEFCO	U.S.A.	US$	1,950	1,950	-	-	-	3,900	3,827	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	9,353	25,211	28,663	22,502	10,354	96,083	87,729	Quarterly	3.85	3.72
0-E	WELLS FARGO	U.S.A.	US$	35,251	105,691	261,181	203,232	14,382	619,737	591,684	Quarterly	2.67	1.98
97.036.000-K	SANTANDER	Chile	US$	6,145	18,394	47,911	3,158	-	75,608	72,551	Quarterly	3.00	2.46
0-E	RRPF ENGINE	England	US$	1,152	3,432	8,967	8,679	568	22,798	19,643	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,661	4,977	13,259	7,380	-	27,277	25,708	Quarterly	3.33	2.73
0-E	BTMU	U.S.A.	US$	3,367	10,081	26,827	14,153	-	54,428	51,340	Quarterly	3.33	2.73
0-E	NATIXIS	France	US$	759	2,299	2,330	-	-	5,388	5,154	Quarterly	4.41	4.41
0-E	KFW IP EX-BANK	Germany	US$	1,804	3,607	-	-	-	5,411	5,328	Quarterly	3.55	3.55
0-E	AIRBUS FINANCIAL	U.S.A.	US$	2,038	5,746	-	-	-	7,784	7,664	Monthly	3.31	3.31
0-E	US BANK	U.S.A.	US$	18,328	54,864	145,364	140,555	17,681	376,792	349,127	Quarterly	4.01	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	2,652	8,136	18,194	-	-	28,982	28,087	Monthly	3.45	3.45

Other loans

0-E	CITIBANK (*)	U.S.A.	US$	26,111	78,742	-	-	-	104,853	101,026	Quarterly	6.00	6.00

Hedge derivative

-	OTHERS	-	US$	-	11,582	18,641	13,530	-	43,753	16,972	-	-	-

	Total			461,295	1,013,822	2,391,950	1,972,457	2,410,030	8,249,554	6,933,927
					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	173	499	722	-	-	1,394	1,289	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	US$	4,140	7,965	77,028	-	-	89,133	86,256	Quarterly / Semiannual	6.29	6.29
0-E	WACAP OULEASING S.A.	Luxembourg	US$	835	2,450	3,277	-	-	6,562	6,280	Quarterly	4.32	4.32
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	11,286	151,047	-	-	-	162,333	169,931	Quarterly	5.39	5.39
0-E	GA Teles is LLC	U.S.A.	US$	677	1,753	4,675	4,675	10,480	22,260	13,495	Monthly	14.72	14.72
	Total			17,111	163,714	85,702	4,675	10,480	281,682	277,251
					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability

-	AIRCRAFT	OTHERS	US$	146,036	417,929	1,002,564	877,353	1,357,910	3,801,792	3,042,231	-	-	-
-	OTHER ASSETS	OTHERS	US$	3,017	8,649	21,381	19,815	16,314	69,176	53,931	-	-	-
			CLP	160	478	531	-	-	1,169	1,195	-	-	-
			UF	2,713	4,736	5,789	1,373	2,956	17,567	17,145	-	-	-
			COP	71	161	37	2	-	271	259	-	-	-
			EUR	163	387	592	122	-	1,264	1,175	-	-	-
			GBP	16	10	-	-	-	26	24	-	-	-
			MXN	37	93	245	10	-	385	359	-	-	-
			PEN	95	129	83	16	-	323	306	-	-	-
			Other currencies	2,770	8,370	8,508	43,104	-	62,752	55,532	-	-	-
Trade and other accounts payables
-	OTHERS	OTHERS	US$	371,527	13,993	-	-	-	385,520	385,520	-	-	-
			CLP	220,383	905	-	-	-	221,288	221,288	-	-	-
			BRL	486,082	320	-	-	-	486,402	486,402	-	-	-
			Other currencies	576,378	1,716	-	-	-	578,094	578,094	-	-	-
Accounts payable to related parties currents
78.591.370-1	Bethia S.A. y Filiales	Chile	CLP	53	-	-	-	-	53	53	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A.	CLP	3	-	-	-	-	3	3	-	-	-
	Total			1,809,504	457,876	1,039,730	941,795	1,377,180	5,626,085	4,843,517
	Total consolidated			2,287,910	1,635,412	3,517,382	2,918,927	3,797,690	14,157,321	12,054,695
(*)	Oblligation are presented according original contractual condition and do not considered any Chapter 11 resolution. See detail on Note 19.
(*)	Bonus securitized with the future flows of credit card sales in the United States and Canada, through the Guanay Finance Limited company.

Schedule of movement of lease liabilities
			Lease
			Liability
	Aircraft	Others	total
	ThUS$	ThUS$	ThUS$

Opening balance as January 1, 2018	3,037,585	109,387	3,146,972
New contracts	283,620	36,191	319,811
Renegotiations	(240,047)	1,397	(238,650)
Payments	(526,071)	(30,316)	(556,387)
Accrued interest	174,327	8,623	182,950
Exchange differences	-	(5,667)	(5,667)
Other increases (decreases)	8,395	625	9,020

Changes	(299,776)	10,853	(288,923)

Closing balance as of December 31, 2018	2,737,809	120,240	2,858,049

Opening balance as January 1, 2019	2,737,809	120,240	2,858,049

New contracts	719,525	23,878	743,403
Renegotiations	(41,535)	12,208	(29,327)
Payments	(539,549)	(37,391)	(576,940)
Accrued interest	165,981	11,968	177,949
Exchange differences	-	1,614	1,614
Cumulative translation adjustment	-	(467)	(467)
Other increases (decreases)	-	(2,124)	(2,124)

Changes	304,422	9,686	314,108

Closing balance as of December 31, 2019	3,042,231	129,926	3,172,157

Opening balance as January 1, 2020	3,042,231	129,926	3,172,157

New contracts	-	543	543
Write off	(7,435)	(285)	(7,720)
Renegotiations	(35,049)	4,919	(30,130)
Payments	(131,427)	(36,689)	(168,116)
Accrued interest	158,253	9,348	167,601
Exchange differences	-	(7,967)	(7,967)
Cumulative translation adjustment	-	(38)	(38)
Other increases (decreases)	-	(5,324)	(5,324)

Changes	(15,658)	(35,493)	(51,151)

Closing balance as of December 31, 2020	3,026,573	94,433	3,121,006

Schedule of hedge derivatives
	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accrued interest from the last date of interest rate swap	-	1,723	-	-	-	1,723
Fair value of interest rate derivatives	2,734	302	-	22	2,734	324
Fair value of fuel derivatives	-	-	-	-	-	-
Fair value of foreign currency derivatives	-	48,347	-	-	-	48,347
Total hedge derivatives	2,734	50,372	-	22	2,734	50,394

Schedule of derivatives of non coverage
					Total derivatives of
	Current liabilities		Non-current liabilities		no coverage
	As of	As of	As of	As of	As of	As of
	December	December	December	December	December	December
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Derivative of foreign currency not registered as hedge	2,937	-	-	-	2,937	-
Total derived not qualify - as hedge accounting	2,937	-	-	-	2,937	-

Schedule of hedging instruments
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Cross currency swaps (CCS) (1)	-	(22,662)
Interest rate swaps (2)	(2,734)	2,618
Fuel options (3)	1,296	48,542
Currency options R$/US$ (4)	-	(41)
(1)	Covers the significant variations in cash flows associated with market risk implicit in the changes in the 3-month LIBOR interest rate and the exchange rate US$/UF of bank loans. These contracts are recorded as cash flow hedges and fair value.
(2)	Covers the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.
(3)	Covers significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.
(4)	They cover the exposure to foreign exchange risk of operating cash flows, mainly caused by the fluctuation of the CLP/US$, R$/US$, US$/EUR and US$/GBP exchange rate. These contracts are registered as cash flow hedge contracts.

Schedule of comprehensive income
	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Debit (credit) recognized in comprehensive income during the period	(119,970)	66,856	(27,797)
Debit (credit) transferred from net equity to income during the period	(13,016)	(30,074)	39,915

2020 {Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans categories by installments Brazil 2019
				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.		Country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Netherlands	US$	409	318	216	-	-	943	333	311	324	-	-	968	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	80,175	-	-	-	-	80,175	91,672	-	-	-	-	91,672	Monthly	4.34	4.34
0-E	BANCO DO BRASIL	Brazil	BRL	199,557	-	-	-	-	199,557	208,987	-	-	-	-	208,987	Monthly	3.95	3.95

Financial lease

0-E	NATIXIS	France	US$	30,253	-	51,007	-	-	81,260	31,308	-	51,007	-	-	82,315	Quarterly / Semiannual	4.09	4.09
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	2,342	797	1,620	-	-	4,759	2,439	797	1,620	-	-	4,856	Quarterly	2.00	2.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	144,120	-	-	-	-	144,120	141,094	-	-	-	-	141,094	Quarterly	3.07	3.01
0-E	GA Telessis LLC	U.S.A.	US$	486	950	2,623	2,772	5,430	12,261	486	991	2,623	2,772	5,642	12,514	Monthly	14.72	14.72

	Total			457,342	2,065	55,466	2,772	5,430	523,075	476,319	2,099	55,574	2,772	5,642	542,406

	Total consolidated			1,272,563	785,745	2,695,278	1,206,789	1,639,928	7,600,203	1,454,155	789,621	2,637,151	1,197,861	1,654,066	7,732,854

2020 {Member] | CHILE | LATAM Airlines Group S.A. and Subsidiaries {Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans catrgories by installments
				Nominal values						Accounting values

					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters
97.032.000-8	BBVA	Chile	US$	74,000	-	-	-	-	74,000	76,929	-	-	-	-	76,929	At Expiration	3.08	3.08
97.030.000-7	ESTADO	Chile	US$	40,000	-	-	-	-	40,000	41,542	-	-	-	-	41,542	At Expiration	3.49	3.49
76.645.030-K	ITAU	Chile	US$	20,000	-	-	-	-	20,000	20,685	-	-	-	-	20,685	At Expiration	4.20	4.20
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,545	-	-	-	-	12,545	At Expiration	4.15	4.15
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	11,255	-	-	-	-	11,255	11,665	-	-	-	-	11,665	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	-	-	139,459	-	-	139,459	3,300	-	139,459	-	-	142,759	Quarterly	2.80	2.80
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	67,868	-	-	-	67,868	1,985	67,237	-	-	-	69,222	At Expiration	3.10	3.10
Obligations with the public
97.030.000-7	ESTADO	Chile	UF	-	-	177,846	-	382,267	560,113	25,729	-	177,715	-	395,652	599,096	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	-	-	-	700,000	800,000	1,500,000	82,572	-	-	698,450	803,289	1,584,311	At Expiration	7.16	6.94
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	31,039	43,655	91,002	97,621	210,956	474,273	40,931	47,668	87,767	96,513	209,612	482,491	Quarterly / Semiannual	2.95	2.95
0-E	NATIXIS	France	US$	42,740	34,150	77,693	81,244	35,302	271,129	50,001	34,150	75,808	80,316	34,969	275,244	Quarterly	3.11	3.11
0-E	INVESTEC	England	US$	6,329	11,606	19,935	-	-	37,870	7,952	12,522	19,588	-	-	40,062	Semiannual	6.21	6.21
0-E	MUFG	U.S.A.	US$	30,590	24,080	67,730	72,881	187,132	382,413	39,516	24,080	67,014	72,494	186,283	389,387	Quarterly	2.88	2.88
0-E	SMBC	U.S.A.	US$	130,000	-	-	-	-	130,000	131,662	-	-	-	-	131,662	At Expiration	1.73	1.73
-	SWAP Received aircraft	-	US$	10	-	-	-	-	10	10	-	-	-	-	10	Quarterly	-	-
Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	-	273,199	-	-	-	273,199	1,395	272,794	-	-	-	274,189	At Expiration	1.92	1.92
0-E	MUFG	U.S.A.	US$	82,498	72,206	117,084	19,731	-	291,519	88,880	72,206	114,589	19,499	-	295,174	Quarterly	2.67	2.67
0-E	CITIBANK	U.S.A.	US$	-	-	600,000	-	-	600,000	138	-	600,000	-	-	600,138	At Expiration	2.27	2.27
0-E	BANK OF UTAH	U.S.A.	US$	-	-	793,003	-	-	793,003	-	-	769,615	-	-	769,615	At Expiration	18.95	12.26
Financial leases
0-E	ING	U.S.A.	US$	5,965	-	-	-	-	5,965	6,017	-	-	-	-	6,017	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	13,875	2,034	2,052	-	-	17,961	13,922	2,034	2,052	-	-	18,008	Quarterly	1.99	1.54
0-E	CITIBANK	U.S.A.	US$	77,994	58,993	113,186	43,778	18,841	312,792	78,860	58,993	109,086	42,558	18,619	308,116	Quarterly	2.58	1.77
0-E	PEFCO	U.S.A.	US$	1,926	-	-	-	-	1,926	1,938	-	-	-	-	1,938	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	14,934	2,326	791	-	-	17,951	14,909	2,326	788	-	-	18,023	Quarterly	1.81	1.41
0-E	WELLS FARGO	U.S.A.	US$	112,987	99,975	230,416	98,028	-	541,406	114,994	99,975	219,624	96,556	-	531,149	Quarterly	2.43	1.74
97.036.000-K	SANTANDER	Chile	US$	21,456	17,626	26,165	-	-	65,247	21,550	17,626	25,840	-	-	65,016	Quarterly	1.30	0.76
0-E	RRPF ENGINE	England	US$	2,058	3,644	7,752	5,035	-	18,489	2,602	3,644	7,752	5,035	-	19,033	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	4,538	4,631	12,808	753	-	22,730	4,599	4,632	12,608	752	-	22,591	Quarterly	1.61	1.01
0-E	BTMU	U.S.A.	US$	11,519	9,385	25,937	768	-	47,609	11,595	9,386	25,563	767	-	47,311	Quarterly	1.63	1.03
0-E	US BANK	U.S.A.	US$	58,512	49,240	135,489	84,178	-	327,419	60,094	49,240	125,274	82,149	-	316,757	Quarterly	4.00	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	8,996	9,062	1,464	-	-	19,522	9,319	9,009	1,435	-	-	19,763	Monthly	1.98	1.98

	Total			815,221	783,680	2,639,812	1,204,017	1,634,498	7,077,128	977,836	787,522	2,581,577	1,195,089	1,648,424	7,190,448

2019 [Member] | TAM S.A. and Subsidiaries [Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans categories by installments Brazil 2019
				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ	Netherland	US$	148	452	689	-	-	1,289	153	452	689	-	-	1,294	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	US$	3,243	6,906	76,107	-	-	86,256	3,723	6,906	76,107	-	-	86,736	Quarterly/Semiannual	6.29	6.29
0-E	WACAPOULEASING S.A.	Luxemburg	US$	757	2,317	3,206	-	-	6,280	777	2,317	3,206	-	-	6,300	Quarterly	4.32	4.32
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	9,855	160,076	-	-	-	169,931	10,409	159,876	-	-	-	170,285	Quarterly	5.39	5.39
0-E	GA Telessis LLC	U.S.A	US$	306	1,100	2,385	2,694	7,010	13,495	399	1,100	2,385	2,694	7,010	13,588	Monthly	14.72	14.72

	Total			14,309	170,851	82,387	2,694	7,010	277,251	15,461	170,651	82,387	2,694	7,010	278,203

	Total consolidated			407,312	960,151	2,006,441	1,637,296	2,183,164	7,194,364	446,930	974,331	1,958,570	1,620,521	2,193,175	7,193,527

2019 [Member] | CHILE | LATAM Airlines Group S.A. and Subsidiaries {Member]
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans categories by installments Brazil 2019
				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	US$	24,000	75,000	-	-	-	99,000	24,910	75,000	-	-	-	99,910	At Expiration	3.29	3.29
97.003.000-K	BANCO DO BRASIL	Chile	UF	150,000	50,000	-	-	-	200,000	150,257	50,283	-	-	-	200,540	At Expiration	2.93	2.93
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,016	-	-	-	-	12,016	At Expiration	3.25	3.25
76.100.458-1	BLADEX	Chile	US$	-	29,000	-	-	-	29,000	-	29,009	-	-	-	29,009	At Expiration	2.82	2.82
Bank loans
97.023.000-9	CORP BANCA	Chile	UF	5,205	10,410	-	-	-	15,615	5,192	10,369	-	-	-	15,561	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	-	-	137,860	-	-	137,860	255	-	137,860	-	-	138,115	Quarterly	3.62	4.61
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	-	62,769	-	-	62,769	113	-	62,172	-	-	62,285	At Expiration	3.10	3.10
Obligations with the public
0-E	ESTADO	Chile	UF	-	-	164,485	-	353,547	518,032	-	2,642	164,398	-366,656		533,696	At Expiration	4.81	4.81
97.030.000-7	BANK OF NEW YORK	U.S.A.	US$	-	-	-	700,000	800,000	1,500,000	18,640	10,779	-	698,256	803,563	1,531,238	At Expiration	7.16	6.94
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	8,115	36,282	93,788	100,622	275,134	513,941	10,058	36,855	91,224	99,297	273,038	510,472	Quarterly	3.81	3.81
0-E	WILMINGTON TRUST	U.S.A.	US$	22,090	66,710	183,332	196,452	397,639	866,223	27,229	66,710	178,784	194,741	395,983	863,447	Quarterly	4.45	4.45
0-E	CITIBANK	U.S.A.	US$	4,805	14,608	40,414	42,626	41,022	143,475	5,461	14,608	36,178	40,932	40,310	137,489	Quarterly	3.76	2.68
0-E	NATIXIS	France	US$	10,675	32,708	84,674	78,123	76,726	282,906	11,410	32,708	83,072	77,195	75,928	280,313	Quarterly	3.82	3.82
0-E	INVESTEC	England	US$	1,538	8,976	22,977	10,596	-	44,087	1,867	9,112	22,597	10,565	-	44,141	Semiannual	6.35	6.35
0-E	MUFG	U.S.A.	US$	2,973	18,593	53,816	57,993	189,285	322,660	3,182	18,593	53,367	57,694	188,471	321,307	Quarterly	3.43	3.43
-	SWAP Received Aircraft	-	US$	80	78	-	-	-	158	80	78	-	-	-	158	Quarterly	-	-
Other guaranteed obligations
0-E	CREDIT AGRICOLE	France	US$	-	-	253,692	-	-	253,692	2,370	-	252,747	-	-	255,117	At Expiration	3.74	3.74
0-E	MUFG	U.S.A.	US$	23,669	71,432	188,440	44,482	-	328,023	23,929	71,431	185,938	44,017	-	325,315	Quarterly	3.54	3.54
Financial leases
0-E	ING	U.S.A.	US$	3,875	7,931	-	-	-	11,806	3,952	7,931	-	-	-	11,883	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	4,831	14,723	6,537	-	-	26,091	4,943	14,723	6,537	-	-	26,203	Quarterly	3.15	2.52
0-E	CITIBANK	U.S.A.	US$	17,972	52,790	113,746	16,399	-	200,907	18,633	52,790	112,712	16,368	-	200,503	Quarterly	3.39	2.80
0-E	PEFCO	U.S.A.	US$	1,901	1,926	-	-	-	3,827	1,918	1,926	-	-	-	3,844	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	8,523	23,197	25,182	20,717	10,110	87,729	9,042	23,197	24,675	20,424	9,975	87,313	Quarterly	3.85	3.72
0-E	WELLS FARGO	U.S.A.	US$	32,321	97,956	248,086	199,037	14,284	591,684	34,868	97,956	233,822	195,209	14,138	575,993	Quarterly	2.67	1.98
97.036.000-K	SANTANDER	Chile	US$	5,690	17,255	46,472	3,134	-	72,551	5,959	17,255	45,805	3,128	-	72,147	Quarterly	3.00	2.46
0-E	RRPF ENGINE	England	US$	864	2,348	7,441	8,075	915	19,643	908	2,348	7,441	8,075	915	19,687	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	1,483	4,509	12,474	7,242	-	25,708	1,632	4,509	12,162	7,212	-	25,515	Quarterly	3.33	2.73
0-E	BTMU	U.S.A.	US$	3,010	9,148	25,278	13,904	-	51,340	3,191	9,148	24,661	13,849	-	50,849	Quarterly	3.33	2.73
0-E	NATIXIS	France	US$	702	2,173	2,279	-	-	5,154	723	2,173	2,279	-	-	5,175	Quarterly	4.41	4.41
0-E	KFW IP EX-BANK	Germany	US$	1,760	3,568	-	-	-	5,328	1,769	3,568	-	-	-	5,337	Quarterly	3.55	3.55
0-E	AIRBUS FINANCIAL	U.S.A.	US$	1,977	5,687	-	-	-	7,664	1,992	5,687	-	-	-	7,679	Monthly	3.31	3.31
0-E	US BANK	U.S.A.	US$	15,862	48,132	132,441	135,200	17,492	349,127	17,610	48,132	119,881	130,865	17,188	333,676	Quarterly	4.01	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	2,487	7,729	17,871	-	-	28,087	2,530	7,729	17,871	-	-	28,130	Monthly	3.45	3.45
Other loans
0-E	CITIBANK (*)	U.S.A.	US$	24,595	76,431	-	-	-	101,026	24,830	76,431	-	-	-	101,261	Quarterly	6.00	6.00

	Total			393,003	789,300	1,924,054	1,634,602	2,176,154	6,917,113	431,469	803,680	1,876,183	1,617,827	2,186,165	6,915,324
(*)	Securitized bond with the future flows from the sales with credit card in United States and Canada, through the company Guanay Finance Limited.